PREPAIDS AND ADVANCES (Narrative) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Prepaid Insurance	$ 216	$ 3,702
Prepaid Expense and Other Assets, Current	0	363
Employee and Travel Advances	$ 13,604	$ 17,066